Expense Example - Intermediate Bond Fund - Intermediate Bond Fund	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 82
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	$ 1,055